Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 25	$ 28	$ 23	$ 29
Provision for credit losses
Model changes		(4)		(4)
Purchases	1	1	9	8
Sales and maturities			(1)	(1)
Changes in risk, parameters and exposures	(5)		(10)	(5)
Exchange rate and other	1		1	(2)
Balance at end of period	22	25	22	25
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9	11	5	10
Provision for credit losses
Model changes		(4)		(4)
Purchases	1	1	9	8
Sales and maturities			(1)	(1)
Changes in risk, parameters and exposures	(3)		(6)	(5)
Balance at end of period	7	8	7	8
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	16	17	18	19
Provision for credit losses
Changes in risk, parameters and exposures	(2)		(4)
Exchange rate and other	1		1	(2)
Balance at end of period	$ 15	$ 17	$ 15	$ 17